UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FA Asset Management
Address: Two Mid America Plaza, Suite 606

         Oakbrook Terrace, IL  60181

13F File Number:  28-10752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles H. Travis
Title:     Managing Director/Director of Compliance
Phone:     (630) 575-2582

Signature, Place, and Date of Signing:

     Charles H. Travis     Oakbrook Terrace, IL     April 26, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $63,740 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTUANT CORP                   SDCV  2.000%11/1 00508XAB0     1166   730000 PRN      Sole                   730000        0        0
ADVANCED MEDICAL OPTICS INC    NOTE  2.500% 7/1 00763MAG3     2313  2130000 PRN      Sole                  2130000        0        0
AMERICAN GREETINGS CORP        NOTE  7.000% 7/1 026375AJ4     1005   640000 PRN      Sole                   640000        0        0
ANDREW CORP                    NOTE  3.250% 8/1 034425AB4     2995  2790000 PRN      Sole                  2790000        0        0
ARMOR HOLDINGS INC             NOTE  2.000%11/0 042260AC3     3599  2960000 PRN      Sole                  2960000        0        0
CAL DIVE INTL INC              NOTE  3.250%12/1 127914AB5     2990  2100000 PRN      Sole                  2100000        0        0
CERADYNE INC                   NOTE  2.875%12/1 156710AA3     1446  1300000 PRN      Sole                  1300000        0        0
ELECTRONICS FOR IMAGING INC    DBCV  1.500% 6/0 286082AA0     3373  2930000 PRN      Sole                  2930000        0        0
FISHER SCIENTIFIC INTL INC     NOTE  2.500%10/0 338032AW5     3521  2320000 PRN      Sole                  2320000        0        0
FLIR SYS INC                   NOTE  3.000% 6/0 302445AB7     3417  2430000 PRN      Sole                  2430000        0        0
GENZYME CORP                   NOTE  1.250%12/0 372917AN4     3075  2830000 PRN      Sole                  2830000        0        0
HUTCHINSON TECHNOLOGY INC      NOTE  2.250% 3/1 448407AE6     3349  3030000 PRN      Sole                  3030000        0        0
INTEGRA LIFESCIENCES HLDGS C   NOTE  2.500% 3/1 457985AB5     1900  1500000 PRN      Sole                  1500000        0        0
INTERPUBLIC GROUP COS INC      NOTE  4.500% 3/1 460690AT7     2853  2740000 PRN      Sole                  2740000        0        0
INVITROGEN CORP                NOTE  2.000% 8/0 46185RAJ9     3115  2750000 PRN      Sole                  2750000        0        0
KAYDON CORP                    NOTE  4.000% 5/2 486587AB4     1871  1310000 PRN      Sole                  1310000        0        0
LINCARE HLDGS INC              DBCV  3.000% 6/1 532791AB6     2159  2210000 PRN      Sole                  2210000        0        0
MAVERICK TUBE CORP             NOTE  4.000% 6/1 577914AB0     3772  2000000 PRN      Sole                  2000000        0        0
MEDICIS PHARMACEUTICAL CORP    NOTE  2.500% 6/0 58470KAA2     1298  1100000 PRN      Sole                  1100000        0        0
PHOTRONICS INC                 NOTE  2.250% 4/1 719405AE2     2065  1595000 PRN      Sole                  1595000        0        0
PRIDE INTL INC DEL             NOTE  3.250% 5/0 74153QAD4     3386  2550000 PRN      Sole                  2550000        0        0
QUANTA SVCS INC                SDCV  4.500%10/0 74762eac6     3327  2150000 PRN      Sole                  2150000        0        0
SCHEIN HENRY INC               NOTE  3.000% 8/1 806407AB8     3406  2850000 PRN      Sole                  2850000        0        0
YELLOW ROADWAY CORP            NOTE  5.000% 8/0 985577AA3     2339  1860000 PRN      Sole                  1860000        0        0